Property and Equipment (Tables)	12 Months Ended
Jan. 31, 2022
Notes Tables
Schedule of property, plant and equipment

	January 31,	January 31,
	2022	2021
Cost
Computer equipment and software	40,937	37,469
Furniture and fixtures	1,553	1,494
Leasehold improvements	822	807
Equipment installed with customers	1,635	1,654
Assets under construction	524	998
	45,471	42,422
Accumulated depreciation
Computer equipment and software	31,660	28,123
Furniture and fixtures	1,257	1,081
Leasehold improvements	531	401
Equipment installed with customers	1,206	728
	34,654	30,333
Net	10,817	12,089